SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548


              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES


                                       of


                BlackRock Insured Municipal 2008 Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257


                                   under the


                         Investment Company Act of 1940


                   Investment Company Act File No. 811-06721


                                 ______________


1. Title of the class of securities of BlackRock Insured Municipal 2008 Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series T28, par value $.01 per share (CUSIP 09247K208) (the "Shares")

2.   The date on which the securities are to be called or redeemed:

                  July 26, 2006

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Trust intends to redeem all of the outstanding (2,060) Shares, representing an aggregate principal amount of $51,500,000.

                                   SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 6th day of June, 2006.


                           THE BLACKROCK INSURED MUNICIPAL 2008 TERM TRUST INC.


                           By: /s/ Robert S. Kapito
                               ---------------------------------
                               Name:   Robert S. Kapito
                               Title:  President